Lease - Schedule of Consolidated Statement of Income and Comprehensive Income(Loss) (Details) - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Schedule of Consolidated Statement of Income and Comprehensive Income(Loss) [Abstract]
Operating lease expenses – short-term lease	$ 13,955	$ 106,700
Interest for lease liability	14,529	20,151
Right-of-use assets amortization	$ 412,272	$ 407,886